Annual Fund Operating Expenses - Nuveen Minnesota Municipal Bond Fund	Sep. 30, 2020
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.20%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.79%
Class C1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.65%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.24%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.59%
Class C2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.34%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.59%